5. STOCKHOLDERS' DEFICIT (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Exercise Price		$ 0.001
Weighted Average Remaining Contractual Life	3 years 7 months 6 days	3 years 9 months 18 days
Aggregate Intrinsic Value	$ 3,626,685
Warrant 1 [Member]
Exercise Price	$ 0.001	$ 0.001
Warrants Exercisable	45,500,000	45,500,000
Weighted Average Remaining Contractual Life	4 years 1 month 6 days	4 years 1 month 6 days
Aggregate Intrinsic Value	$ 3,398,850	$ 2,434,250
Warrant 2 [Member]
Exercise Price	$ 0.03	$ 0.04
Warrants Exercisable	750,000	2,300,000
Weighted Average Remaining Contractual Life	4 years	5 years
Aggregate Intrinsic Value	$ 56,025	$ 123,050
Warrant 3 [Member]
Exercise Price	$ 0.04
Warrants Exercisable	2,300,000
Weighted Average Remaining Contractual Life	5 years
Aggregate Intrinsic Value	$ 171,810